Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The table below presents fair values and the allocation of the fair value measurements to the hierarchy levels as at June 30, 2018 and December 31, 2017.

	In USD k as at
	Jun 30, 2018			Dec 31, 2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
Receivables from derivatives	—	4,554	—	—	3,554	—
Financial liabilities measured at fair value
Liabilities from derivatives	—	4,473	—	—	5,193	—
Liabilities for which fair values are disclosed
Liabilities to banks	—	—	—	—	—	—
Term loan	—	669,119	—	—	684,234	—
Local bank loans	—	—	—	—	12,512	—